COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Minimum Rental Payments
	Rental of premises	Lease of motor vehicles

2016	$2,856	$334
2017	2,431	160
2018	2,724	25
2019	2,722	-
2020	2,733	-
Thereafter	860	-

	$14,326	$519